Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Inventories	$ 29,272	$ 15,681
Deferred mobilization expenses	46,407	38,052
Prepayments and advances	18,220	15,750
Swap cash collateral	8,000	0
Other	20,876	10,569
Balance at end of year/period	$ 122,775	$ 80,052